Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Charges Net
Balance beginning of period	$ 54,663	$ 37,629	$ 22,951
Additions	38,341	30,105	23,704
Amortization	(19,284)	(13,071)	(9,004)
Write - off			(22)
Balance ending of period	$ 73,720	$ 54,663	$ 37,629